Shareholders’ Equity (Tables)	6 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
Schedule of Restricted Stock Grants

Following is a summary of the restricted stock grants:

Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of June 30, 2023	340	$169.00	$-
Forfeited	-	$-	-
Granted	580	$36.00	-
Vested	(580)	$118.00	-
Unvested as of June 30, 2024	340	$29.00	$-
Forfeited	-	$-	-
Granted	50	$58.00	-
Vested	(290)	$31.28	-
Unvested as of December 31, 2024	100	$36.37	$-

Schedule of Warrant Activity

The summary of warrant activity is as follows:

	Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life
June 30, 2023	32,250	$1,675.00	3.30
Granted	-	$-	-
Forfeited	(5,000)	$5,360.00	-
Exercised	(1,070)	$25.00	-
June 30, 2024	26,180	$876.00	2.89
Granted	28,532	$160.00	5.00
Forfeited	(400)	$4,000.00	-
Exercised	(8,472)	$100.11	-
December 31, 2024	45,840	$385.06	3.81